INCOME TAXES (Schedule of Effective Income Tax Rate Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INCOME TAXES [Abstract]
Loss before taxes, as reported in the consolidated statements of income	$ (3,063)	$ (958)	$ (685)
Statutory tax rate	26.50%	26.50%	25.00%
Theoretical tax benefit on the above amount at the Israeli statutory tax rate	$ (812)	$ (254)	$ (171)
State taxes and tax adjustment in respect of different tax rate of foreign subsidiaries	307	112	(6)
Non-deductible expenses and other permanent differences	(26)	496	226
Losses and timing differences for which valuation allowance was provided	861	288	760
Utilization of tax losses for which valuation allowance was provided for in prior years	(14)	(52)	(816)
Withholding taxes	209	175	92
Other	21	(31)	(141)
Income tax expense (benefit), total	$ 546	$ 734	$ (56)